Schedule of Investments
March 31, 2022
(Unaudited)
Invesco Select Risk: High Growth Investor Fund
Schedule of Investments in Affiliated Issuers–100.01%(a)
	% of Net Assets 03/31/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/22	Value 03/31/22
Alternative Funds–5.07%
Invesco Global Real Estate Income Fund, Class R6	1.81%	$16,999,165	$87,038	$(1,030,139)	$(799,854)	$48,200	$87,010	1,597,538	$15,304,410
Invesco Macro Allocation Strategy Fund, Class R6	3.26%	30,341,757	—	(1,108,347)	(1,607,902)	(156,997)	—	3,420,736	27,468,511
Total Alternative Funds		47,340,922	87,038	(2,138,486)	(2,407,756)	(108,797)	87,010		42,772,921
Domestic Equity Funds–48.87%
Invesco Discovery Mid Cap Growth Fund, Class R6	9.94%	92,104,894	8,407,582	(1,338,870)	(15,098,313)	(231,625)	—	2,759,831	83,843,668
Invesco Main Street Small Cap Fund, Class R6	9.88%	91,731,825	374,802	(3,471,298)	(5,194,191)	(105,292)	—	4,139,883	83,335,846
Invesco Russell 1000 Dynamic Multifactor ETF	8.27%	78,126,469	—	(3,504,223)	(6,275,160)	1,430,373	185,616	1,465,913	69,777,459
Invesco S&P 500® Low Volatility ETF	6.65%	62,972,280	—	(5,274,967)	(2,508,133)	887,259	287,389	835,839	56,076,439
Invesco S&P 500® Pure Growth ETF	5.18%	48,345,453	4,829,350	(3,412,380)	(6,163,635)	48,594	—	237,498	43,647,382
Invesco S&P SmallCap Low Volatility ETF	8.95%	85,609,811	—	(5,040,005)	(6,426,515)	1,356,241	327,771	1,539,864	75,499,532
Total Domestic Equity Funds		458,890,732	13,611,734	(22,041,743)	(41,665,947)	3,385,550	800,776		412,180,326
Fixed Income Funds–5.81%
Invesco 1-30 Laddered Treasury ETF	1.93%	19,087,172	—	(1,443,079)	(1,371,743)	(18,193)	59,407	481,462	16,254,157
Invesco Core Plus Bond Fund, Class R6	3.88%	37,925,185	211,784	(2,819,733)	(2,373,615)	(243,713)	211,807	3,193,350	32,699,908
Total Fixed Income Funds		57,012,357	211,784	(4,262,812)	(3,745,358)	(261,906)	271,214		48,954,065
Foreign Equity Funds–39.75%
Invesco EQV Emerging Markets All Cap Fund, Class R6	3.38%	31,951,687	1,995,061	(961,503)	(4,335,199)	(184,703)	—	875,049	28,465,343
Invesco Developing Markets Fund, Class R6	5.29%	46,647,242	5,293,917	—	(7,299,846)	—	—	1,126,453	44,641,313
Invesco Global Fund, Class R6	11.96%	111,165,102	7,632,670	—	(17,913,761)	—	—	954,979	100,884,011
Invesco Global Infrastructure Fund, Class R6	1.09%	9,740,850	31,422	(671,596)	65,258	48,298	31,422	700,702	9,214,232
Invesco International Select Equity Fund, Class R6	3.70%	37,078,186	—	(252,829)	(5,481,138)	(99,294)	—	2,909,211	31,244,925
Invesco International Small-Mid Company Fund, Class R6	4.18%	40,688,519	1,599,282	—	(7,064,377)	—	—	747,843	35,223,424
Invesco RAFI™ Strategic Developed ex-US ETF	4.07%	37,169,227	—	(2,733,451)	(448,561)	340,069	316,361	1,135,537	34,327,284
Invesco S&P Emerging Markets Low Volatility ETF	2.50%	23,360,609	—	(3,210,296)	331,810	572,297	135,069	815,115	21,054,420
Invesco S&P International Developed Low Volatility ETF	3.58%	33,289,145	—	(2,290,740)	(866,164)	48,273	228,728	969,188	30,180,514
Total Foreign Equity Funds		371,090,567	16,552,352	(10,120,415)	(43,011,978)	724,940	711,580		335,235,466
Money Market Funds–0.51%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(b)	0.17%	1,983,970	4,533,418	(5,075,937)	—	—	56	1,441,451	1,441,451
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(b)	0.15%	1,781,818	3,238,155	(3,785,138)	(35)	(430)	105	1,234,740	1,234,370
Invesco Treasury Portfolio, Institutional Class, 0.16%(b)	0.19%	2,267,394	5,181,049	(5,801,070)	—	—	79	1,647,373	1,647,373
Total Money Market Funds		6,033,182	12,952,622	(14,662,145)	(35)	(430)	240		4,323,194
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $695,635,228)	100.01%	940,367,760	43,415,530	(53,225,601)	(90,831,074)	3,739,357	1,870,820		843,465,972
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: High Growth Investor Fund

Invesco Select Risk: High Growth Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–100.01%(a)
	% of Net Assets 03/31/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/22	Value 03/31/22

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 0.31%(b)(c)	—	$374,772	$6,461,306	$(6,836,078)	$—	$—	$197(d)	—	$—
Invesco Private Prime Fund, 0.34%(b)(c)	—	874,467	16,985,278	(17,859,789)	—	44	565(d)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	1,249,239	23,446,584	(24,695,867)	—	44	762		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $695,635,228)	100.01%	$941,616,999	$66,862,114	$(77,921,468)	$(90,831,074)	$3,739,401	$1,871,582		$843,465,972
OTHER ASSETS LESS LIABILITIES	(0.01)%								(98,318)
NET ASSETS	100.00%								$843,367,654
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
(c)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(d)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-Mini S&P 500 Index	27	June-2022	$6,116,513	$357,155	$357,155
MSCI Emerging Markets Index	6	June-2022	337,650	14,298	14,298
Nikkei 225 Index	1	June-2022	228,602	21,452	21,452
S&P/ASX 200 Index	1	June-2022	139,913	8,060	8,060
S&P/TSX 60 Index	1	June-2022	210,711	3,868	3,868
STOXX Europe 600 Index	28	June-2022	696,008	30,535	30,535
Total Futures Contracts				$435,368	$435,368

(a)	Futures contracts collateralized by $69,552 cash held with Merrill Lynch International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: High Growth Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$839,142,778	$—	$—	$839,142,778
Money Market Funds	4,323,194	—	—	4,323,194
Total Investments in Securities	843,465,972	—	—	843,465,972
Other Investments - Assets*
Futures Contracts	435,368	—	—	435,368
Total Investments	$843,901,340	$—	$—	$843,901,340

*	Unrealized appreciation.
Invesco Select Risk: High Growth Investor Fund